                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2004

Check here if Amendment  [ ]; Amendment Number:
               This Amendment (Check only one):  [  ] is a restatement.
                                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Alleghany Corporation
Address:       375 Park Avenue
               New York, NY  10152

Form 13F File Number:  28-1590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Peter R. Sismondo
Title:      Vice President, Controller, Treasurer and Assistant Secretary
Phone:      212-752-1356

Signature, Place, and Date of Signing:

         /s/ Peter R. Sismondo                New York, NY       August 4, 2004
--------------------------------------------------------------------------------
         [Signature]                          [City, State]          [Date]

Report Type (Check only one):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:
Form 13F Information Table Entry Total:         84
Form 13F Information Table Value Total:   $ 587,366
                                          (thousands)

List of Other Included Managers:
       No.       Form 13F File Number       Name

SECURITIES AND EXCHANGE COMMISSIONS FORM 13F INFORMATION
PREPARED FOR ALLEGHANY CORPORATION
AS OF 6/30/04

   COLUMN 1                  COLUMN 2         COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6     COLUMN 7    COLUMN 8
   --------                  --------         --------   --------        --------         --------     --------    --------
                                                                                         INVESTMENT                 VOTING
                             TITLE                        MARKET                         DISCRETION                AUTHORITY
                              OF                           VALUE     SHRS OR  SH/ PUT/ SOLE SHRD OTHER          SOLE SHRD NONE
 NAME OF ISSUER              CLASS             CUSIP     (X 1000)    PRIN AMT PRN CALL  (A) (B)   (C)  MANAGER   (A) (B)  (C)
 --------------              -----             -----     --------    -------- --- ----  --- ---   ---            ---  --- ---
AMB PROPERTY CORP            COM             00163T109    2,566       74,100   SH            X          1        X
ALEXANDER & BALDWIN INC      COM             014482103      669       20,000   SH            X          1        X
AMERICAN EXPRESS CO          COM             025816109    1,028       20,000   SH            X          1        X
AMERICAN INTL GROUP INC      COM             026874107    1,426       20,000   SH            X          1        X
APPLERA CORP                 COM AP BIO GRP  038020903    1,088       50,000   SH            X          1        X
APPLIED MATLS INC            COM             038222105      491       25,000   SH            X          1        X
ARCH COAL INC                COM             039380100   21,954      600,000   SH            X          1        X
ARCHSTONE SMITH TR           COM             039583109    2,349       80,100   SH            X          1        X
AUTODESK INC                 COM             052769106    1,070       25,000   SH            X          1        X
AVALONBAY CMNTYS INC         COM             053484101    2,734       48,364   SH            X          1        X
AVERY DENNISON CORP          COM              14482103      640       10,000   SH            X          1        X
BANK OF AMERICA CORPORATION  COM              60505104    8,462      100,000   SH            X          1        X
BERKSHIRE HATHAWAY INC DEL   CL B            084670207    4,524        1,531   SH            X          1        X
BIOGEN IDEC INC              COM             09062X903    1,581       25,000   SH            X          1        X
BOEING CO                    COM             097023105      766       15,000   SH            X          1        X
BURLINGTON RES INC           COM             122014103      724       20,000   SH            X          1        X
BURLINGTON NORTHN SANTA FE C COM             12189T104  280,560    8,000,000   SH       X               1        X
CIGNA CORP                   COM             125509109  137,620    2,000,000   SH            X          1        X
CATERPILLAR INC DEL          COM             149123101    1,192       15,000   SH            X          1        X
CHUBB CORP                   COM             171232101    1,023       15,000   SH            X          1        X
CINERGY CORP                 COM             172474108    3,800      100,000   SH            X          1        X
COCA COLA CO                 COM             191216100    1,262       25,000   SH            X          1        X
CONOCOPHILLIPS               COM             20825C104    1,144       15,000   SH            X          1        X
CORPORATE OFFICE PPTYS TR    SH BEN INT      22002T108    2,873      115,600   SH            X          1        X
COSTCO WHSL CORP NEW         COM             22160K105    1,235       30,000   SH            X          1        X
COX COMMUNICATIONIS INC NEW  CL A            224044107      973       35,000   SH            X          1        X
DEERE & CO                   COM             244199105    1,052       15,000   SH            X          1        X
DISNEY WALT CO               COM DISNEY      254687106    1,147       45,000   SH            X          1        X
DOMINION RES INC VA NEW      COM             25746U109    4,542       72,000   SH            X          1        X
DOW CHEM CO                  COM             260543103    1,018       25,000   SH            X          1        X
EQUITY RESIDENTIAL           SH BEN INT      29476L107    2,592       87,200   SH            X          1        X
EXXON MOBIL CORP             COM             30231G102    1,332       30,000   SH            X          1        X
FEDERAL REALTY INVT TR       SH BEN INT NEW  313747206    2,778       66,800   SH            X          1        X
FEDEX CORP                   COM             31428X106    1,225       15,000   SH            X          1        X
FRESH DEL MONTE PRODUCE INC  ORD             G36738105    3,791      150,000   SH            X          1        X
GRAINGER W W INC             COM             384802104    1,150       20,000   SH            X          1        X
GREAT PLAINS ENERGY INC      COM             391164100    2,970      100,000   SH            X          1        X
GUIDANT CORP                 COM             401698105      559       10,000   SH            X          1        X
HEARST-ARGYLE TELEVISION INC COM             422317107      516       20,000   SH            X          1        X
INTEL CORP                   COM             458140100      828       30,000   SH            X          1        X
INTERACTIVECORP              COM             45840Q101      603       20,000   SH            X          1        X
INTERNATIONAL BUSINESS MACHS COM             459200101    1,058       12,000   SH            X          1        X
JEFFERSON PILOT CORP         COM             475070108    1,016       20,000   SH            X          1        X
JOHNSON & JOHNSON            COM             478160104    5,570      100,000   SH            X          1        X
KERR MCGEE CORP              COM             492386107    8,066      150,000   SH            X          1        X
LAUDER ESTEE COS INC         CL A            518439104      732       15,000   SH            X          1        X
LIBERTY MEDIA CORP NEW       COM SER A       530718105      989      110,000   SH            X          1        X
LIBERTY MEDIA INTL INC       COM SER A       530719103      204        5,500   SH            X          1        X
LILLY ELI & CO               COM             532457108    1,049       15,000   SH            X          1        X
LINDSAY MFG CO               COM             535555106      360       15,000   SH            X          1        X
MBIA INC                     COM             55262C100      286        5,000   SH            X          1        X
MACERICH CO                  COM             554382101    2,629       54,910   SH            X          1        X
MACK CALI RLTY CORP          COM             554489104    2,359       57,000   SH            X          1        X
MAGNA INTL INC               CL A            559222401    4,791       56,250   SH            X          1        X
MANPOWER INC                 COM             56418H100      762       15,000   SH            X          1        X
MARSH & MCLENNAN COS INC     COM             571748102    1,361       30,000   SH            X          1        X
MEDTRONIC INC                COM              58055106    1,462       30,000   SH            X          1        X
MERCK & CO INC               COM             589331107      713       15,000   SH            X          1        X
MICROSOFT CORP               COM             594918104    1,999       70,000   SH            X          1        X
MILLIPORE CORP               COM             601073109    1,691       30,000   SH            X          1        X
NEWELL RUBBERMAID INC        COM             651229106      470       20,000   SH            X          1        X
NOBLE ENERGY INC             COM             655044105      765       15,000   SH            X          1        X
NEWS CORP LTD                SP ADR PFD      652487802    1,151       35,000   SH            X          1        X
NORDSTROM INC                COM             655664100      852       20,000   SH            X          1        X
NOVARTIS AG                  SPONSORED ADR   66987V109    1,113       25,000   SH            X          1        X
OLD REP INTL CORP            COM             680223104    3,558      150,000   SH            X          1        X

SECURITIES AND EXCHANGE COMMISSIONS FORM 13F INFORMATION
PREPARED FOR ALLEGHANY CORPORATION
AS OF 6/30/04

   COLUMN 1                  COLUMN 2         COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6     COLUMN 7    COLUMN 8
   --------                  --------         --------   --------        --------         --------     --------    --------
                                                                                         INVESTMENT                 VOTING
                             TITLE                        MARKET                         DISCRETION                AUTHORITY
                              OF                           VALUE     SHRS OR  SH/ PUT/ SOLE SHRD OTHER          SOLE SHRD NONE
 NAME OF ISSUER              CLASS             CUSIP     (X 1000)    PRIN AMT PRN CALL  (A) (B)   (C)  MANAGER   (A) (B)  (C)
 --------------              -----             -----     --------    -------- --- ----  --- ---   ---  -------   ---  --- ---
PEPCO HOLDINGS INC           COM             713291902    1,828      100,000   SH            X          1        X
PINNACLE WEST CAP CORP       COM             723484101    8,078      100,000   SH            X          1        X
POST PPTYS INC               COM             737464107    2,624       90,000   SH            X          1        X
PUBLIC STORAGE INC           COM             74460D109    2,544       55,300   SH            X          1        X
ROHM & HAAS CO               COM             775371107    1,040       25,000   SH            X          1        X
RYDER SYS INC                COM             783549108      801       20,000   SH            X          1        X
SBC COMMUNICATIONS INC       COM             78387G103    1,213       50,000   SH            X          1        X
SL GREEN RLTY CORP           COM             78440X101    2,728       58,300   SH            X          1        X
SAFECO CORP                  COM             786429100    4,400      100,000   SH            X          1        X
SCHLUMBERGER LTD             COM             806857108    1,270       20,000   SH            X          1        X
SIGMA ALDRICH CORP           COM             826552101      596       10,000   SH            X          1        X
SONY CORP                    ADR NEW         835699307      951       25,000   SH            X          1        X
TAUBMAN CTRS INC             COM             876664103    2,596      113,400   SH            X          1        X
TEXAS INSTRS INC             COM             882508104      484       20,000   SH            X          1        X
3M CO                        COM             88579Y101    1,350       15,000   SH            X          1        X
WACHOVIA CORP 2ND NEW        COM             929903102      890       20,000   SH            X          1        X
WAL MART STORES INC          COM            9331142103    1,583       30,000   SH            X          1        X
WEYERHAUSER CO               COM             962166104    1,262       20,000   SH            X          1        X

GRAND TOTAL                                            587,366    14,063,355

                                                                               2